Equity and Long-Term Incentive Plans	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Equity and Long-term Incentive Plans
NOTE 17.	EQUITY AND LONG-TERM INCENTIVE PLANS

Cablevision's Equity Plans

In April 2006, Cablevision's Board of Directors approved the Cablevision Systems Corporation 2006 Employee Stock Plan and the Cablevision Systems Corporation 2006 Stock Plan for Non-Employee Directors, which was approved by Cablevision's stockholders at its annual stockholders meeting on May 18, 2006.

Under the 2006 Employee Stock Plan, Cablevision is authorized to grant incentive stock options, nonqualified stock options, restricted shares, restricted stock units, stock appreciation rights and other equity-based awards.  Cablevision may grant awards for up to 46,000,000 shares of CNYG Class A common stock (subject to certain adjustments).  Options and stock appreciation rights under the 2006 Employee Stock Plan must be granted with an exercise price of not less than the fair market value of a share of CNYG Class A common stock on the date of grant and must expire no later than 10 years from the date of grant (or up to one additional year in the case of the death of a holder).  The terms and conditions of awards granted under the 2006 Employee Stock Plan, including vesting and exercisability, are determined by the compensation committee of the Board of Directors and may be based upon performance criteria.

Under the 2006 Stock Plan for Non-Employee Directors, Cablevision is authorized to grant nonqualified stock options, restricted stock units and other equity-based awards.  Cablevision may grant awards for up to 1,000,000 shares of CNYG Class A common stock (subject to certain adjustments).  Options under this plan must be granted with an exercise price of not less than the fair market value of a share of CNYG Class A common stock on the date of grant and must expire no later than 10 years from the date of grant (or up to one additional year in the case of the death of a holder).  The terms and conditions of awards granted under the 2006 Stock Plan for Non-Employee Directors, including vesting and exercisability, are determined by the compensation committee.  Unless otherwise provided in an applicable award agreement, options granted under this plan will be fully vested and exercisable, and restricted stock units granted under this plan will be fully vested, upon the date of grant.  Unless otherwise determined by the compensation committee, on the date of each annual meeting of Cablevision's stockholders, each non-employee director will receive restricted stock units with a fair market value of $40,000 and a grant of 4,000 options on such date.  In 2010 and 2009, Cablevision granted its non-employee directors an aggregate of 52,151 and 68,496 restricted stock units, respectively, which vested on the date of grant.  Total non-employee director restricted stock units outstanding as of December 31, 2010 and 2009 were 213,815 and 181,991, respectively.

Previously, Cablevision had an employee stock plan ("1996 Employee Stock Plan") under which it was authorized to grant incentive stock options, nonqualified stock options, restricted shares, restricted stock units, stock appreciation rights, and bonus awards and a non-employee director stock plan ("1996 Non-Employee Director Stock Plan") under which it was authorized to grant options and restricted stock units.  The 1996 Employee Stock Plan expired in February 2006 and the 1996 Non-Employee Director Stock Plan expired in May 2006.

Options and stock appreciation rights have typically been scheduled to vest over three years in 33-1/3% annual increments and expire 10 years from the grant date.  Restricted shares have typically been subject to three or four year cliff vesting.  Performance based options were typically subject to approximately two year or three year cliff vesting, with exercisability subject to performance criteria.  Performance based options expire 10 years from the date of grant (or up to one additional year in the case of the death of the holder).  Options and restricted stock units issued to non-employee directors have been fully vested on the date of grant.  Cablevision has 495,400 performance based options (which include 82,200 held by Madison Square Garden employees) and 145,428 stock appreciation rights outstanding (which include 12,576 held by Madison Square Garden employees) at December 31, 2010.

As a result of a $10 per share special dividend in 2006, options or stock appreciation rights issued under the 1996 Employee Stock Plan and the 1996 Non-Employee Director Stock Plan that were not vested on or prior to December 31, 2004 were adjusted to reduce their per share exercise price by the amount of the special dividend.  The per share exercise price of options or stock appreciation rights that were vested on or prior to December 31, 2004 were not adjusted and the holder was to receive the $10 per share special dividend and any subsequent dividends upon exercise of the option or right.  In October 2009, the per share exercise price of options or stock appreciation rights that were vested on or prior to December 31, 2004 were reduced to reflect the amount of the $10.00 special dividend and all other dividends declared by the Company (the "Dividends").  Holders of these shares will no longer receive the Dividends in cash upon exercise of the option or right.  Holders of restricted shares outstanding on the respective dividend payment dates will receive the applicable special dividend and the quarterly dividends when and if the restrictions lapse on such shares.  Holders of non-employee director restricted stock units receive dividends when they are paid.

Since share-based compensation expense is based on awards that are ultimately expected to vest, such compensation (which includes options, restricted stock, and stock appreciation rights) for the years ended December 31, 2010, 2009 and 2008 has been reduced for estimated forfeitures.  Forfeitures were estimated based on historical experience.  Share-based compensation expense (including expenses related to Madison Square Garden share-based awards held by Company employees) recognized for continuing operations as selling, general and administrative expense for the years ended December 31, 2010, 2009 and 2008 amounted to $50,289, $49,820 and $36,334 (of which $48,434, $47,143 and $40,982 related to equity classified awards), respectively.  An income tax benefit of $18,142, $15,467 and $10,542 was recognized in continuing operations resulting from this share-based compensation expense for the years ended December 31, 2010, 2009 and 2008, respectively.

The following table presents the share-based compensation expense (income) for continuing operations recognized by the Company for the years ended December 31, 2010, 2009 and 2008:

	Years Ended December 31,
	2010	2009	2008

Stock options (including performance based options)	$4,877	$6,697	$6,246
Stock appreciation rights	1,855	2,677	(4,648)
Restricted shares	43,557	40,446	34,736
Share-based compensation	$50,289	$49,820	$36,334

Cablevision uses the 'with-and-without' approach under the guidance now codified by ASC Topic 740-20, to determine the recognition and measurement of excess tax benefits.

Cash flows resulting from excess tax benefits are classified as cash flows from financing activities.  Excess tax benefits are realized tax benefits from tax deductions for options exercised and restricted shares issued in excess of the deferred tax asset attributable to stock compensation costs for such awards.  No excess tax benefits for the years ended December 31, 2010, 2009 and 2008 were recorded.  Cash received from option exercises for the years ended December 31, 2010, 2009 and 2008 was $21,768, $17,663 and $6,556, respectively.

Valuation Assumptions - Stock Options and Stock Appreciation Rights

Cablevision calculates the fair value of each option award on the date of grant and for each stock appreciation right on the date of grant and at the end of each reporting period using the Black-Scholes option pricing model.  Cablevision's computation of expected life was determined based on historical experience of similar awards, giving consideration to the contractual terms of the share-based awards and vesting schedules or the simplified method (the average of the vesting period and option term) as prescribed in the guidance now codified under ASC Topic 718-10-S99, if applicable.  The interest rate for periods within the contractual life of the share-based award is based on interest yields for U.S. Treasury instruments in effect at the time of grant and as of December 31, 2010, 2009 and 2008 for stock appreciation rights.  Cablevision's computation of expected volatility is based on historical volatility of its common stock.

The following assumptions were used to calculate the fair value of stock option awards granted in 2009:

Range of risk-free interest rates	1.40%-1.85%

Weighted average expected life (in years)	3.9

Dividend yield	1.56%

Weighted average volatility	46.69%

Weighted average grant date fair value	$3.46

There were no options granted during 2010 and 2008.

Treatment of Share-Based Payment Awards After the MSG Distribution

In connection with the MSG Distribution, and as provided for in the Company's equity plans, each stock option and stock appreciation right ("SAR") outstanding at the effective date of the MSG Distribution became two options and SARs, one with respect to CNYG Class A Common Stock and one with respect to Madison Square Garden Class A common stock.  The existing exercise price of each option/SAR was allocated between the existing Cablevision option/SAR and the Madison Square Garden option/SAR based on the weighted average trading price of Madison Square Garden's and Cablevision's common shares for the ten trading days subsequent to the MSG Distribution and the underlying share amount took into account the 1:4 distribution ratio.  As a result of this adjustment, 82.63% of the pre-MSG Distribution exercise price of options/rights was allocated to the Cablevision options/rights and 17.37% was allocated to the new Madison Square Garden options/rights.  This modification did not result in any additional compensation expense for the year ended December 31, 2010.

Share-Based Payment Award Activity

The following table summarizes activity relating to Company employees who held Cablevision stock options for the year ended December 31, 2010:

				Weighted
	Shares Under Option		Weighted Average	Average Remaining
	Time Vesting Options	Performance Vesting Options	Exercise Price Per Share(b)	Contractual Term (in years)	Aggregate Intrinsic Value(c)
Balance, December 31, 2009	8,820,928	570,000	$13.59	4.94	$118,755
Exercised	(1,883,310)	(156,800)	10.01
Forfeited/Expired	(161,766)	-	35.45
Transfers(a)	(3,700)	-	14.06
Balance, December 31, 2010	6,772,152	413,200	$11.03	4.16	$163,953

Options exercisable at December 31, 2010	3,401,221	413,200	$12.20	4.24	$82,630

Options expected to vest in the future	3,370,931	-	$9.72	4.07	$81,323
______________
(a)	Represents the transfer of stock options for employees who transferred from/to Cablevision affiliated entities to/from Madison Square Garden during the period.
(b)	Option exercise prices relating to activity occurring after the MSG Distribution date were adjusted to 82.63% of their pre-MSG Distribution exercise prices.
(c)
The aggregate intrinsic value is calculated as the difference between (i) the exercise price of the underlying award and (ii)  the quoted price of CNYG Class A common stock on December 31, 2010 or December 31, 2009, as indicated, and December 31, 2010 in the case of the options expected to vest in the future.

Cablevision stock options held by Madison Square Garden employees are not expensed by the Company, however such stock options do have a dilutive effect on net income per share attributable to Cablevision shareholders.  The following table summarizes activity relating to Madison Square Garden employees who held Cablevision stock options for the year ended December 31, 2010:

				Weighted
	Shares Under Option		Weighted Average	Average Remaining
	Time Vesting Options	Performance Vesting Options	Exercise Price Per Share(b)	Contractual Term (in years)	Aggregate Intrinsic Value(c)
Balance, December 31, 2009	456,306	82,200	$15.65	5.06	$5,698
Exercised	(149,131)	-	9.02
Forfeited/Expired	(13,000)	-	35.23
Transfers(a)	3,700	-	14.06
Balance, December 31, 2010	297,875	82,200	$13.66	4.85	$7,672

Options exercisable at December 31, 2010	297,875	82,200	$13.66	4.85	$7,672
______________
(a)	Represents the transfer of stock options for employees who transferred from/to Cablevision affiliated entities to/from Madison Square Garden during the period.
(b)	Option exercise prices relating to activity occurring after the MSG Distribution date were adjusted to 82.63% of their pre-MSG Distribution exercise prices.
(c)
The aggregate intrinsic value is calculated as the difference between (i) the exercise price of the underlying award and (ii) the quoted price of CNYG Class A common stock on December 31, 2010 or December 31, 2009, as indicated, and December 31, 2010 in the case of the options expected to vest in the future.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of Cablevision's common stock for the 7,550,427 options outstanding that were in-the-money (which includes 4,179,496 exercisable options) at December 31, 2010.  For the year ended December 31, 2010, the aggregate intrinsic value of options exercised under Cablevision's stock option plans was $32,831 determined as of the date of option exercise, plus dividends, as applicable.  When an option is exercised, Cablevision issues new shares of stock.

The following table summarizes activity relating to Company employees who held Cablevision restricted shares for the year ended December 31, 2010:

	Number of Restricted Shares	Number of Performance Restricted Shares	Weighted Average Fair Value Per Share at Date of Grant(b)

Unvested award balance, December 31, 2009	7,493,310	-	$18.06
Granted	2,119,710	913,400	24.02
Vested	(1,550,020)	(306,800)	23.88
Awards forfeited	(226,330)	-	16.27
Transfers(a)	(106,900)	-	13.53

Unvested award balance, December 31, 2010	7,729,770	606,600	$16.23
______________
(a)	Represents the transfer of unvested restricted stock awards for employees who transferred from/to Cablevision affiliated entities to/from Madison Square Garden during the period.
(b)
Restricted share grant date fair value amounts relating to activity occurring after the MSG Distribution date were adjusted to 82.63% of their pre-MSG Distribution grant date fair value per share amount.

Cablevision restricted shares held by Madison Square Garden employees are not expensed by the Company, however such restricted shares do have a dilutive effect on net income per share attributable to Cablevision shareholders.  The following table summarizes activity relating to Madison Square Garden employees who held Cablevision restricted shares for the year ended December 31, 2010:

	Number of Restricted Shares	Weighted Average Fair Value Per Share at Date of Grant(b)

Unvested award balance, December 31, 2009	1,515,974	$17.16
Granted	-	-
Vested	(262,544)	24.16
Awards forfeited	(143,210)	12.77
Transfers(a)	106,900	13.53

Unvested award balance, December 31, 2010	1,217,120	$12.17
______________
(a)	Represents the transfer of unvested restricted stock awards for employees who transferred from/to Cablevision affiliated entities to/from Madison Square Garden during the period.
(b)
Restricted share grant date fair value amounts relating to activity occurring after the MSG Distribution date were adjusted to 82.63% of their pre-MSG Distribution grant date fair value per share amount.

For the years ended December 31, 2010, 2009 and 2008, the amount of cash used by the Company to settle the aggregate intrinsic value of stock appreciation rights exercised under Cablevision's stock plans was $6,443, $1,308 and $4,115, respectively, determined as of the date of exercise.  The aggregate intrinsic value, which was settled in cash, is calculated as the difference between (i) the exercise price of the underlying awards and (ii) the quoted price of the CNYG Class A common stock as of the date of exercise, plus the Dividends, as applicable.

As of December 31, 2010, there was $55,761 of total unrecognized compensation cost related to Cablevision's unvested options and restricted shares granted under Cablevision's stock plans. The unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately 1 year.

During the year ended December 31, 2010, 2,119,364 Cablevision restricted shares issued to employees of the Company and Madison Square Garden vested.  To fulfill the employees' statutory minimum tax withholding obligations for the applicable income and other employment taxes, 866,426 of these shares, with an aggregate value of $22,542, were surrendered to the Company.  These acquired shares have been classified as treasury stock.

Long-Term Incentive Plans

In April 2006, Cablevision's Board of Directors approved the Cablevision Systems Corporation 2006 Cash Incentive Plan, which was approved by Cablevision's stockholders at its annual stockholders meeting in May 2006.

Prior to the Cash Incentive Plan, Cablevision had a Long-Term Incentive Plan, under which certain executives had been granted cash awards, some of which were performance based, that vested over varying required service periods and were typically payable at the end of the vesting period or on specified dates.  One form of award received by certain executives under this plan was a performance retention award, vesting over 7 years.  The terms of the performance retention awards provided that the executive could have requested a loan from Cablevision in the amount of the award prior to its vesting, subject to certain limitations, provided that such loan was secured by a lien in favor of Cablevision on property owned by the executive.  Effective July 30, 2002, such requests for advances on amounts of awards are no longer permitted.  Imputed interest to those executives on these interest free loans amounted to $5, $44 and $237, respectively, for the years ended December 31, 2010, 2009 and 2008.  As of December 31, 2010 and 2009, $0 and $400, respectively, was outstanding in respect of advances made pursuant to this plan.

In connection with long-term incentive awards granted under the two plans, the Company has recorded expenses in continuing operations of $48,410, $44,106 and $44,328 for the years ended December 31, 2010, 2009 and 2008, respectively.  At December 31, 2010, the Company had accrued $37,271 for performance-based awards for which the performance criteria had not yet been met as of December 31, 2010 as such awards are based on achievement of certain performance criteria through December 31, 2011 and 2012.  The Company has accrued the amount that it currently believes will ultimately be paid based upon the performance criteria established for these performance-based awards.  If the Company subsequently determines that the performance criteria for such awards is not probable of being achieved, the Company would reverse the accrual in respect of such award at that time.